Explanatory notes to the consolidated statements of cash flows - financing activities (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Changes in liabilities arising from financing activities [abstract]
Total Debt at January 1, 2017	€ 24,048
Derivative (assets)/liabilities and collateral at January 1, 2017	150
Total Liabilities from financing activities at January 1, 2017	24,198
Cash flows	(4,470)
Foreign exchange effects	(1,311)
Fair value changes	(286)
Changes in scope of consolidation	(83)
Other changes	(283)
Total Liabilities from financing activities at December 31, 2017	17,765
Derivative (assets)/liabilities and collateral at December 31, 2017	(206)
Total Debt at December 31, 2017	€ 17,971